CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CHINAEDU CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands, except share-related data)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Assets

Current assets:
Cash and cash equivalents	6,110	744	118
Short-term investments	24,469	17,648	2,804
Prepaid expenses and other current assets	2,055	1,038	165
Amounts due from related parties	62,127	63,664	10,115

Total current assets	94,761	83,094	13,202
Investments in subsidiaries and VIE	511,705	531,511	84,449

Total assets	606,466	614,605	97,651

Liabilities and Equity

Current liabilities:
Accrued expenses and other current liabilities	4,653	4,663	741
Amount due to related parties	1,915	1,931	307

Total current liabilities	6,568	6,594	1,048
Deferred revenue	3,919	3,205	509

Total liabilities	10,487	9,799	1,557

Equity:
Ordinary shares (RMB0.08 (US$0.01) par value;
100,000,000 shares authorized; 54,395,185 shares and
47,689,306 shares issued and outstanding, respectively as of December 31, 2010, 53,804,980 shares and 47,215,888 shares
issued and outstanding, respectively as of December 31, 2011)	4,071	4,041	642
Additional paid-in capital	674,648	673,516	107,011
Accumulated deficits	(60,016)	(43,195)	(6,863)
Accumulated other comprehensive loss	(22,724)	(29,556)	(4,696)

Total equity	595,979	604,806	96,094

Total liabilities and equity	606,466	614,605	97,651

CHINAEDU CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands, except share-related data)

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative (including share-based compensation of RMB7,416, RMB6,283, RMB6,483 for 2009, 2010 and 2011, respectively)	(16,596)	(10,223)	(10,775)	(1,712)

Loss from operations	(16,596)	(10,223)	(10,775)	(1,712)

Other income	1,748	572	547	87
Interest income	830	750	1,176	187
Interest expense	(2)	(5)	-	-
Investment loss	-	-	(201)	(32)
Equity in earnings of subsidiaries and VIE	48,799	48,223	26,074	4,143

Net income	34,779	39,317	16,821	2,673

CHINAEDU CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF SHAREHOLDERS' DEFICIENCY AND COMPREHENSIVE INCOME

(In thousands, except share-related data)

									Accumulated
				Additional					other
	Ordinary shares			paid-in			Accumulated		comprehensive				Comprehensive
	Outstanding Shares	Amount		capital		Warrants	deficits		income (loss)		Total		income (loss)
		RMB		RMB		RMB	RMB		RMB		RMB		RMB

Balance at January 1, 2009	53,038,649		4,573		734,733	5,555		(134,112)		(20,920)		589,829
Repurchase of ordinary shares	(7,828,800)		(536)		(76,098)	-		-		-		(76,634)
Forfeiture of warrants	-		-		3,672	(3,672)		-		-		-
Exercise of share options	565,677		39		4,124	-		-		-		4,163
Amortization of share-based compensation	-		-		7,416	-		-		-		7,416
Foreign currency translation adjustments	-		-		-	-		-		276		276	276
Change in fair value of available-for-sale	-		-		-	-		-		144		144	144
Net income	-		-		-	-		34,779		-		34,779	34,779

Balance at December 31, 2009	47,775,526		4,076		673,847	1,883		(99,333)		(20,500)		559,973	35,199

Repurchase and cancellation of ordinary shares	(852,144)		(57)		(13,411)	-		-		-		(13,468)
Forfeiture of warrants	-		-		1,883	(1,883)		-		-		-
Exercise of share options	765,924		52		6,046	-		-		-		6,098
Amortization of share-based compensation	-		-		6,283	-		-		-		6,283
Foreign currency translation adjustments	-		-		-	-		-		(2,139)		(2,139)	(2,139)
Change in fair value of available-for-sale	-		-		-	-		-		(85)		(85)	(85)
Net income	-		-		-	-		39,317		-		39,317	39,317

Balance at December 31, 2010	47,689,306		4,071		674,648	-		(60,016)		(22,724)		595,979	37,093

Repurchase and cancellation of ordinary shares	(590,205)		(38)		(8,205)	-		-		-		(8,243)
Exercise of share options	116,787		8		590	-		-		-		598
Amortization of share-based compensation	-		-		6,483	-		-		-		6,483
Foreign currency translation adjustments	-		-		-	-		-		(7,019)		(7,019)	(7,019)
Change in fair value of available-for-sale	-		-		-	-		-		187		187	187
Net income	-		-		-	-		16,821		-		16,821	16,821

Balance at December 31, 2011	47,215,888		4,041		673,516	-		(43,195)		(29,556)		604,806	9,989

		US$	642	US$	107,011		US$	(6,863)	US$	(4,696)	US$	96,094

CHINAEDU CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands, except share-related data)

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	34,779	39,317	16,821	2,673
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation	3,707	2,626	3,459	550
Investment loss	-	-	201	32
Equity in earnings of subsidiaries and VIE	(45,090)	(44,566)	(23,050)	(3,663)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(205)	163	242	38
Amounts due from related parties	9,608	(1,094)	(1,574)	(251)
Accrued expense and other liabilities	57	(1,062)	242	38
Amount due to a related party	(3,522)	85	16	3
Deferred revenue	648	(161)	(546)	(87)

Net cash used in operating activities	(18)	(4,692)	(4,189)	(667)

Cash flows from investing activities:
Investments in subsidiaries and VIE	(34,156)	-	-	-
(Purchase) maturity of term deposits	(27,298)	27,203	-	-
Proceeds from the sale of investment	-	-	8,306	1,320
Purchase of investments	(4,568)	(19,982)	(2,556)	(406)

Net cash (used in) provided by investing activities	(66,022)	7,221	5,750	914

Cash flows from financing activities:
Repurchase and cancellation of ordinary shares	(76,634)	(13,468)	(7,437)	(1,182)
Proceeds from exercise of share options	4,163	6,098	598	95
Prepayment for shares repurchase	-	(735)	(168)	(27)

Net cash used in financing activities	(72,471)	(8,105)	(7,007)	(1,114)

Effect of exchange rate changes	312	(693)	80	14

Net decrease in cash and cash equivalents	(138,199)	(6,269)	(5,366)	(853)
Cash and cash equivalents, beginning of year	150,578	12,379	6,110	971

Cash and cash equivalents, end of year	12,379	6,110	744	118

CHINAEDU CORPORATION

NOTES TO ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

(In thousands, except share-related data)

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company's consolidated financial statements, except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, VIE and VIE's subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIE and VIE's subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of income from its subsidiaries, VIE and VIE's subsidiaries are reported as the single line item of equity in losses of subsidiaries and variable interest entity. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of a subsidiary or VIE regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The Parent Company carried the investments in subsidiaries and VIE at RMB511,705 and RMB531,511 as of December 31, 2010 and 2011, respectively. The Parent Company’s share of equity in income in subsidiaries and the VIE recognized for the years ended December 31, 2009, 2010 and 2011 was RMB45,090, RMB44,566 and RMB23,050, respectively.

3.	INCOME TAXES

The Company is a Cayman Islands company, and therefore is not subject to income taxes for all the years presented.

4.	RELATED PARTY TRANSACTIONS

The following represents related party balances as of December 31, 2010 and 2011:

	As of December 31,
	2010	2011
	RMB	RMB
Amounts due from related parties:
Former director-Yang Xueshan (i)	14,840	14,840
Vice President-Xie Changqing (i)	39,360	39,360
CMR (ii)	4,249	4,310
Hongcheng Liye (iii)	2,499	2,499
BJ-BCIT (iv)	196	1,813
Others	983	842

	62,127	63,664

Amount due to related parties:
WITT (v)	1,715	1,647
Others	200	284

	1,915	1,931

(i)	The amounts represent loans to the two nominee shareholders of Hongcheng Education.

(ii)	The amount represents the receivable of profit distribution from a subsidiary company.
(iii)	The amounts represent the service fee paid on behalf of a subsidiary company.

(iv)	The amounts represent the payment of students register fee on behalf of a subsidiary company.
(v)	The amounts represent the expenses paid by a subsidiary company on behalf of the Company.